Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,329	$ 8,281	$ 18,302	$ 17,003
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	7,962	7,045	15,697	14,525
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,367	$ 1,236	$ 2,605	$ 2,478